Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Description of Reporting Segments	The following describes the Corporation’s reporting segments:

Utilities
■ rate-regulated natural gas distribution assets in Michigan, Alaska, the District of Columbia,
    Maryland, and Virginia. The sale of the Alaskan Utilities closed on March 1, 2023;
■ rate-regulated natural gas storage in the United States, of which certain storage facilities in Alaska were sold on March 1, 2023, pursuant to the Alaska Utilities Disposition; and
■ sale of energy to residential, commercial and industrial customers in Washington D.C.,
    Maryland, Virginia, Delaware, Pennsylvania and Ohio.

Midstream
■ NGL processing and extraction plants;
■ natural gas storage facilities;
■ liquefied petroleum gas (LPG) export terminals;
■ transmission pipelines to transport natural gas and NGLs;
■ natural gas gathering lines and field processing facilities;
■ purchase and sale of natural gas;
■ natural gas and NGL marketing;
■ marketing, storage and distribution of wellsite fluids and fuels, crude oil and condensate diluents; and
■ interest in a regulated pipeline in the Marcellus/Utica gas formation.

Corporate/Other
■ the cost of providing corporate services, financing and general corporate overhead, corporate assets, financing other segments, and the effects of changes in the fair value of certain risk management contracts; and
■ a small portfolio of remaining power assets.

Schedule of Reconciliation of Segment Revenue
The following table provides a reconciliation of segment revenue to the disaggregated revenue table disclosed in Note 25:

	Year Ended December 31, 2022
	Utilities	Midstream	Corporate/Other	Total
External revenue (note 25)	$4,980	$9,010	$97	$14,087
Segment revenue	$4,980	$9,010	$97	$14,087

	Year Ended December 31, 2021
	Utilities	Midstream	Corporate/Other	Total
External revenue (note 25)	$3,936	$6,533	$104	$10,573
Intersegment revenue	—	2	—	2
Segment revenue	$3,936	$6,535	$104	$10,575

Schedule of Geographic Information
Geographic Information

Year Ended December 31	2022	2021
Revenue (a)
Canada	$8,915	$6,420
United States	5,155	4,304
Total	$14,070	$10,724
(a)Operating revenue from external customers, excluding unrealized gains or losses on risk management contracts.

As at December 31	2022	2021
Property, plant and equipment
Canada	$2,930	$3,109
United States	8,756	8,214
Total	$11,686	$11,323

Operating right-of-use assets
Canada	$212	$239
United States	69	72
Total	$281	$311

Schedule of Segment Composition
The following tables show the composition by segment:

	Year Ended December 31, 2022
	Utilities	Midstream	Corporate/Other	Intersegment Elimination	Total
Segment revenue (note 25)	$4,980	$9,010	$97	$—	$14,087
Cost of sales	(3,197)	(7,915)	(26)	—	(11,138)
Operating and administrative	(1,023)	(461)	(84)	—	(1,568)
Accretion expenses	(1)	(6)	—	—	(7)
Depreciation and amortization	(290)	(116)	(33)	—	(439)
Provisions on assets (note 6)	—	(6)	—	—	(6)
Income from equity investments	2	11	—	—	13
Other income	77	9	8	—	94
Foreign exchange gains	—	—	10	—	10
Interest expense	—	—	(330)	—	(330)
Income (loss) before income taxes	$548	$526	$(358)	$—	$716
Net additions (reductions) to:
Property, plant and equipment (a)	$822	$(117)	$(10)	$—	$695
Intangible assets	$2	$6	$1	$—	$9
(a)Net additions to property, plant, and equipment, and intangible assets may not agree to changes reflected in the Consolidated Statements of Cash Flows due to classification of business acquisition and foreign exchange changes on U.S. assets.

	Year Ended December 31, 2021
	Utilities	Midstream	Corporate/Other	Intersegment Elimination	Total
Segment revenue (note 25)	$3,936	$6,535	$104	$(2)	$10,573
Cost of sales	(2,273)	(5,412)	(25)	2	(7,708)
Operating and administrative	(906)	(475)	(95)	—	(1,476)
Accretion expenses	(1)	(6)	1	—	(6)
Depreciation and amortization	(285)	(104)	(33)	—	(422)
Provision on assets (note 6)	—	(59)	(5)	—	(64)
Income (loss) from equity investments	2	(263)	—	—	(261)
Other income	65	16	—	—	81
Foreign exchange gains (losses)	—	10	(6)	—	4
Interest expense	—	—	(275)	—	(275)
Income (loss) before income taxes	$538	$242	$(334)	$—	$446
Net additions (reductions) to:
Property, plant and equipment (a)	$705	$(284)	$8	$—	$429
Intangible assets	$2	$2	$2	$—	$6
(a)Net additions to property, plant, and equipment, and intangible assets may not agree to changes reflected in the Consolidated Statements of Cash Flows due to classification of business acquisition and foreign exchange changes on U.S. assets.

Schedule of Goodwill and Total Assets by Segment
The following table shows goodwill and total assets by segment:

	Utilities	Midstream	Corporate/Other	Total
As at December 31, 2022
Goodwill	$3,718	$1,532	$—	$5,250
Segmented assets	$16,782	$6,728	$455	$23,965
As at December 31, 2021
Goodwill	$3,691	$1,462	$—	$5,153
Segmented assets	$14,603	$6,415	$575	$21,593